Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net
15)	PROPERTY, MACHINERY AND EQUIPMENT, NET AND ASSETS FOR THE RIGHT-OF-USE, NET
As of December 31, 2024 and 2023, property, machinery and equipment, net and assets for the right-of-use,
net were summarized as follows:

		2024	2023
Property, machinery and equipment, net	$	10,152	11,272
Assets for the right-of-use, net		1,088	1,194

	$	11,240	12,466

15. 1 )	PROPERTY, MACHINERY AND EQUIPMENT, NET
As of December 31, 2024, the average useful lives by category of fixed assets, which are reviewed at each reporting date, were as follows:

Years
Administrative buildings	31
Industrial buildings	25
Machinery and equipment in plant	17
Ready-mix trucks and motor vehicles	11
Office equipment and other assets	7

As of December 31, 2024, to the best of its knowledge, management considers that its commitments and actions in relation to climate change currently do not affect the estimated average useful lives of its property, machinery and equipment described above (note 24.3).
As of December 31, 2024 and 2023, consolidated property, machinery and equipment, net and the changes in this line item during 2024 and 2023, were as follows:

		2024
		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 2	Total
Cost at beginning of period	$	5,295	2,636	12,702	1,931	22,564
Accumulated depreciation and depletion		(1,495)	(1,657)	(8,140)	—	(11,292)

Net book value at beginning of period		3,800	979	4,562	1,931	11,272
Capital expenditures		65	99	695	182	1,041
Stripping costs 1		49	—	—	—	49

Total capital expenditures		114	99	695	182	1,090
Ordinary sales 3		(42)	(4)	(44)	—	(90)
Divestitures and reclassifications 4		(67)	(62)	(205)	(359)	(693)
Business combinations (note 4.1)		—	—	2	—	2
Depreciation and depletion for the period		(34)	(33)	(738)	—	(805)
Impairment losses (note 7)		(36)	(26)	(60)	—	(122)
Asset retirement obligations (note 18.3)		—	15	48	—	63
Foreign currency translation effects		(244)	(77)	112	(356)	(565)

Cost at end of period		5,120	2,426	11,962	1,398	20,906
Accumulated depreciation and depletion		(1,629)	(1,535)	(7,590)	—	(10,754)

Net book value at end of period	$	3,491	891	4,372	1,398	10,152

		2023

		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 2	Total

Cost at beginning of period	$	4,843	2,342	11,663	1,668	20,516
Accumulated depreciation and depletion		(1,337)	(1,513)	(7,510)	—	(10,360)

Net book value at beginning of period		3,506	829	4,153	1,668	10,156
Capital expenditures		33	86	720	200	1,039
Stripping costs 1		37	—	—	—	37

Total capital expenditures		70	86	720	200	1,076
Ordinary sales 3		(31)	(2)	(75)	—	(108)
Business combinations (note 4.1)		13	4	22	—	39
Depreciation and depletion for the period		(140)	(74)	(628)	—	(842)
Impairment losses (note 7)		(16)	(2)	(18)	—	(36)
Asset retirement obligations (note 18.3)		—	20	44	—	64
Foreign currency translation effects		398	118	344	63	923

Cost at end of period		5,295	2,636	12,702	1,931	22,564
Accumulated depreciation and depletion		(1,495)	(1,657)	(8,140)	—	(11,292)

Net book value at end of period	$	3,800	979	4,562	1,931	11,272

1
All waste removal costs or stripping costs incurred in the operative phase of surface mines to access the mineral reserves are recognized as part of their carrying amount. The capitalized amounts are subsequently amortized over the expected useful life of exposed ore body based on the units-of-production
method.

2
As of December 31, 2024, in connection with the cement plant located in the municipality of Maceo in Colombia (the “Maceo Plant”) with an annual capacity of 1.3 million tons of cement, Cemex is performing the last infrastructure works required at the Maceo Plant to initiate commercial operations during 2025, including the access road to the plant, among others. There are also several ongoing processes for the proper operation of the assets and other legal proceedings (note 25.3). As of December 31, 2024, the carrying amount of the Maceo Plant is for an amount in Colombian Pesos equivalent to $335.

3
In 2024 includes sales of
non-strategic
fixed assets in the United States and the United Kingdom for $69 and $7, respectively, among others. In 2023 includes sales of non-strategic
fixed assets in the United States and France for $23 and $16, respectively, among others.

4
In 2024 includes the reclassification to assets held for sale of the Dominican Republic operations for $115, as well as the divestiture of the operations in the Philippines and Guatemala for $542 and $36, respectively (note 4.2).

During the years ended December 31, 2024, 2023 and 2022 impairment losses of fixed assets by operating segment are as follows:

		2024	2023	2022

France	$	45	6	—
United States		24	3	26
Caribbean TCL		16	7	14
Spain		15	2	23
United Kingdom		9	5	10
Others		13	13	4

	$	122	36	77

In connection with the impairment losses presented in the table above, recognized within the line item of “Other expenses, net” (notes 7 and 29.5).
The impairment losses of fixed assets recognized in 2024, 2023 and 2022 relate mainly to: a) closing and/or reduction of operations resulting from adjusting the supply to current demand conditions; b) a change of operating model of certain assets; c) material decrease in real estate prices; and d) inactivity over long periods. In addition, during 2022, certain impairment losses were associated also with some negative effects of the
COVID-19
Pandemic initiated in 2020, as a result of which, Cemex closed certain assets that will remain closed for the foreseeable future in relation to the estimated sales volumes and the Company’s ability to supply demand by achieving efficiencies in other operating assets. During 2024, 2023 and 2022 there were no reversal of impairment charges recognized in prior years.

15. 2 )	ASSETS FOR THE RIGHT-OF-USE, NET

As of December 31, 2024 and 2023, consolidated assets for the right-of-use,
net and the changes in this caption during 2024 and 2023, were as follows:

				2024

		Land	Buildings	Machinery and equipment	Others	Total

Assets for the right-of-use at beginning of period	$	476	356	1,722	58	2,612
Accumulated depreciation		(155)	(234)	(985)	(44)	(1,418)

Net book value at beginning of period		321	122	737	14	1,194
Additions of new leases		24	76	171	19	290
Cancellations and remeasurements, net		(22)	(2)	(16)	(2)	(42)
Divestitures and reclassifications (note 4.2)		(34)	(3)	(4)	—	(41)
Business combinations (note 4.1)		6	—	—	—	6
Depreciation		(34)	(36)	(177)	(13)	(260)
Foreign currency translation effects		(16)	18	(67)	6	(59)

Assets for the right-of-use at end of period		456	365	1,571	69	2,461
Accumulated depreciation		(211)	(190)	(927)	(45)	(1,373)

Net book value at end of period	$	245	175	644	24	1,088

		2023

		Land	Buildings	Machinery and equipment	Others	Total

Assets for the right-of-use at beginning of period	$	439	335	1,570	55	2,399
Accumulated depreciation		(142)	(203)	(894)	(32)	(1,271)

Net book value at beginning of period		297	132	676	23	1,128
Additions of new leases		36	9	284	12	341
Cancellations and remeasurements, net		(10)	(4)	(14)	(1)	(29)
Depreciation		(14)	(32)	(135)	(12)	(193)
Foreign currency translation effects		12	17	(74)	(8)	(53)

Assets for the right-of-use at end of period		476	356	1,722	58	2,612
Accumulated depreciation		(155)	(234)	(985)	(44)	(1,418)

Net book value at end of period	$	321	122	737	14	1,194

For the years ended December 31, 2024, 2023 and 2022, the combined rental expense related with short-term leases, leases of low-value
assets and variable lease payments were $128, $135 and $106, respectively, and were recognized in cost of sales and operating expenses, as applicable. During the reported periods, Cemex did not have any material revenue from sub-leasing
activities.